Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Taxes
Schedule of components of provision for income taxes

	For the year ended 31 December
	2023	2022	2021
	USD	USD	USD
Income tax benefit	41,305	3,225,251	4,718,036
	41,305	3,225,251	4,718,036

Schedule of movement in deferred tax asset

	At 31 December
	2023	2022
	USD	USD
At 1 January	18,708,988	14,631,743
Income tax benefit	41,305	3,225,251
Deferred tax credit acquired through business combinations	—	4,104,774
Foreign currency adjustments	(5,039,739)	(3,252,780)
Transfers to assets held for sale (Note 34)	(4,241,746)	—
At 31 December	9,468,808	18,708,988

Schedule of relationship between tax expense and accounting profit

	At 31 December
	2023	2022	2021
	USD	USD	USD

Profit/(loss) before tax	3,015,171	(104,184,043)	(146,207,433)
Effect of unused losses	2,004,561	89,628,546	124,136,838

Non-taxable income	(5,751,609)	—	—
ECL provision	444,946	229,940	1,096,696
Accounting losses	205,165	92,920	30,517
Tax depreciation	(101,812)	(101,812)	(25,665)
Taxable losses	(183,578)	(14,334,449)	(20,969,047)
Tax rate	22.5%	22.5%	22.5%
	(41,305)	(3,225,251)	(4,718,036)